Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Financial Metrics by Segment	The following table represents financial metrics by segment (
in thousands
):

	Compression Operations	Other Services	Total
Three Months Ended September 30, 2023
Revenue	$186,673	$44,310	$230,983
Gross margin	75,116	5,490	80,606
Total assets	3,213,764	30,476	3,244,240
Capital expenditures	51,539	—	51,539
Three Months Ended September 30, 2022
Revenue	$163,662	$18,983	$182,645
Gross margin	63,679	4,946	68,625
Total assets	3,133,249	3,715	3,136,964
Capital expenditures	53,755	—	53,755
Nine Months Ended September 30, 2023
Revenue	$545,989	$78,412	$624,401
Gross margin	216,318	12,505	228,823
Total assets	3,213,764	30,476	3,244,240
Capital expenditures	145,573	—	145,573
Nine Months Ended September 30, 2022
Revenue	$483,965	$44,172	$528,137
Gross margin	186,907	9,534	196,441
Total assets	3,133,249	3,715	3,136,964
Capital expenditures	199,707	—	199,707
The following table represents financial metrics by segment (
in thousands
):

	Compression Operations	Other Services	Total
2022
Revenue	$654,957	$52,956	$707,913
Gross Margin	254,779	11,320	266,099
Total assets	3,184,286	21,254	3,205,540
Capital expenditures	259,349	—	259,349

2021
Revenue	$583,070	$23,305	$606,375
Gross Margin	230,212	5,941	236,153
Total assets	3,004,608	6,991	3,011,599
Capital expenditures	201,934	—	201,934

Summary of Total Gross Margin to Income Before Income Taxes
The following table reconciles total gross margin to income before income taxes (
in thousands
):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Total gross margin	$80,606	$68,625	$228,823	$196,441
Selling, general and administrative expenses	(19,648)	(11,190)	(46,171)	(32,760)
Gain on sale of capital assets	—	818	721	825
Interest expense, net	(39,710)	(49,859)	(182,030)	(104,616)
Loss on extinguishment of debt	(6,757)	—	(6,757)	—
Gain on derivatives	15,141	51,862	42,080	76,972
Other (expense) income	38	(19)	39	(10)

Income before income taxes	$29,670	$60,237	$36,705	$136,852

The following table reconciles total gross margin to income before income taxes (
in thousands
):

	Years Ended December 31
	2022	2021
Total Gross Margin	$266,099	$236,153
Selling, general and administrative expenses	(44,882)	(37,665)
Long lived asset impairment	—	(9,107)
Gain / (loss) on sale of fixed assets	874	(426)
Interest expense, net	(165,867)	(84,640)
Gain on derivatives	83,116	18,174
Other income (expense)	17	(99)

Income before income taxes	$139,357	$122,390